OTHER ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

Other assets consist of the following:

	March 31,	December 31,
	2026	2025
Deferred rent receivable	$1,419,694	$1,591,206
Prepaid expenses, deposits and other	269,770	477,738
Notes receivable	316,374	316,374
Accounts receivable, net	476,920	391,281
Deferred offering costs	287,666	279,603
Right-of-use assets, net	33,117	39,468
Total other assets	$2,803,541	$3,095,670

Other assets consist of the following:

	December 31,	December 31,
	2025	2024
Deferred rent receivable	$1,591,206	$2,126,609
Prepaid expenses, deposits and other	477,738	406,494
Accounts receivable, net	391,281	463,194
Notes receivable	316,374	316,374
Deferred offering costs	279,603	—
Right-of-use assets, net	39,468	64,026
Total other assets	$3,095,670	$3,376,697